Consolidating Financial Statements Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Net Cash Provided by (Used in) Operating Activities	$ 258,173	$ 252,666	$ 234,723
Payments to Acquire Property, Plant, and Equipment	(81,976)	(46,809)	(36,160)
Payments for (Proceeds from) Other Investing Activities	(1,179)	(1,545)	(5,480)
Net Cash Provided by (Used in) Investing Activities	(1,476,724)	(231,494)	(45,696)
Proceeds from Issuance of Senior Long-term Debt	1,936,250	0	0
Proceeds from Issuance of Unsecured Debt	0	300,000	0
Payment of Notes, Including Tender and Call Premium	0	(270,431)	0
Proceeds from Issuance of Secured Debt	0	217,000	0
Repayments of Secured Debt	(1,061,307)	0	0
Repayments of Senior Debt	(571,093)	(155,061)	(224,763)
Payments of Debt Issuance Costs	(60,850)	(11,231)	(12,616)
Proceeds from (Repayments of) Short-term Debt	11,941	392	30,788
Repayments of Other Debt	(1,251)	(29,112)	0
Proceeds from Contributions from Parent	28,562	0	0
Payments of Dividends	(88,695)	(51,450)	0
Payments Related to Tax Withholding for Share-based Compensation	(20,141)	(3,936)	(2,482)
Proceeds from (Payments for) Other Financing Activities	0	(953)	0
Proceeds from (Repayments of) Related Party Debt	0	0	0
Net Cash Provided by (Used in) Financing Activities	1,263,416	(4,782)	(218,135)
Effect of exchange rate changes on cash and cash equivalents due to Venezuela hyperinflation	(1,871)	0	0
Effect of Exchange Rate on Cash and Cash Equivalents	(2,647)	(932)	908
Cash and Cash Equivalents, Period Increase (Decrease)	40,347	15,458	(28,200)
Cash and Cash Equivalents, at Carrying Value	198,219	157,872	142,414
Proceeds from Sale of Property Held-for-sale	0	0	6,997
Payments of Debt Restructuring Costs	0	0	(5,653)
Payments for Repurchase of Common Stock	0	0	(3,409)
Parent [Member]
Net Cash Provided by (Used in) Operating Activities	(319,093)	143,628	568,696
Payments to Acquire Property, Plant, and Equipment	30,860	(20,586)	(14,396)
Payments for (Proceeds from) Other Investing Activities	73	135	0
Net Cash Provided by (Used in) Investing Activities	(30,787)	(20,451)	(14,396)
Proceeds from Issuance of Senior Long-term Debt	1,844,250
Repayments of Senior Debt	(556,863)	(155,061)	(224,763)
Payments of Debt Issuance Costs	(58,714)	(11,231)	(12,616)
Proceeds from (Repayments of) Short-term Debt	0	0	30,788
Repayments of Other Debt	0	(25,000)
Proceeds from Contributions from Parent	28,562
Payments of Dividends	(88,695)	(51,450)
Payments Related to Tax Withholding for Share-based Compensation	(20,141)	(3,936)	(2,482)
Proceeds from (Payments for) Other Financing Activities		0
Proceeds from (Repayments of) Related Party Debt	(830,082)	(116,388)	(388,696)
Net Cash Provided by (Used in) Financing Activities	347,010	(116,497)	(606,831)
Effect of exchange rate changes on cash and cash equivalents due to Venezuela hyperinflation	0
Effect of Exchange Rate on Cash and Cash Equivalents	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	(2,870)	6,680	(52,531)
Cash and Cash Equivalents, at Carrying Value	3,859	6,729	49
Payments of Debt Restructuring Costs			(5,653)
Payments for Repurchase of Common Stock			(3,409)
Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Operating Activities	727,170	250,866	(160,513)
Payments to Acquire Property, Plant, and Equipment	(9,028)	(12,595)	(10,096)
Payments for (Proceeds from) Other Investing Activities	(1,319)	(91)	(5,607)
Net Cash Provided by (Used in) Investing Activities	(1,361,355)	(195,826)	(26,756)
Proceeds from Issuance of Senior Long-term Debt	0
Proceeds from Issuance of Secured Debt		0
Repayments of Senior Debt	0	0	0
Payments of Debt Issuance Costs	0	0	0
Proceeds from (Repayments of) Short-term Debt	0	0	0
Repayments of Other Debt	0	0
Proceeds from Contributions from Parent	0
Payments of Dividends	0	0
Payments Related to Tax Withholding for Share-based Compensation	0	0	0
Proceeds from (Payments for) Other Financing Activities		(953)
Proceeds from (Repayments of) Related Party Debt	626,285	(49,574)	193,335
Net Cash Provided by (Used in) Financing Activities	626,285	(50,527)	193,335
Effect of exchange rate changes on cash and cash equivalents due to Venezuela hyperinflation	0
Effect of Exchange Rate on Cash and Cash Equivalents	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	(7,900)	4,513	6,066
Cash and Cash Equivalents, at Carrying Value	5,402	13,302	8,789
Payments of Debt Restructuring Costs			0
Payments for Repurchase of Common Stock			0
Non-Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Operating Activities	337,099	258,012	556,282
Payments to Acquire Property, Plant, and Equipment	(42,088)	(13,628)	(11,668)
Payments for (Proceeds from) Other Investing Activities	67	(1,589)	127
Net Cash Provided by (Used in) Investing Activities	(84,582)	(15,217)	(4,544)
Proceeds from Issuance of Senior Long-term Debt	92,000
Proceeds from Issuance of Secured Debt		0
Repayments of Senior Debt	(14,230)	0	0
Payments of Debt Issuance Costs	(2,136)	0	0
Proceeds from (Repayments of) Short-term Debt	11,941	392	0
Repayments of Other Debt	(1,251)	(4,112)
Proceeds from Contributions from Parent	0
Payments of Dividends	0	0
Payments Related to Tax Withholding for Share-based Compensation	0	0	0
Proceeds from (Payments for) Other Financing Activities		0
Proceeds from (Repayments of) Related Party Debt	(283,206)	(233,878)	(534,381)
Net Cash Provided by (Used in) Financing Activities	(196,882)	(237,598)	(534,381)
Effect of exchange rate changes on cash and cash equivalents due to Venezuela hyperinflation	(1,871)
Effect of Exchange Rate on Cash and Cash Equivalents	(2,647)	(932)	908
Cash and Cash Equivalents, Period Increase (Decrease)	51,117	4,265	18,265
Cash and Cash Equivalents, at Carrying Value	188,958	137,841	133,576
Payments of Debt Restructuring Costs			0
Payments for Repurchase of Common Stock			0
Consolidation, Eliminations [Member]
Net Cash Provided by (Used in) Operating Activities	(487,003)	(399,840)	(729,742)
Payments to Acquire Property, Plant, and Equipment	0	0	0
Payments for (Proceeds from) Other Investing Activities	0	0	0
Net Cash Provided by (Used in) Investing Activities	0	0	0
Proceeds from Issuance of Senior Long-term Debt	0
Proceeds from Issuance of Secured Debt		0
Repayments of Senior Debt	0	0	0
Payments of Debt Issuance Costs	0	0	0
Proceeds from (Repayments of) Short-term Debt	0	0	0
Repayments of Other Debt	0	0
Proceeds from Contributions from Parent	0
Payments of Dividends	0	0
Payments Related to Tax Withholding for Share-based Compensation	0	0	0
Proceeds from (Payments for) Other Financing Activities		0
Proceeds from (Repayments of) Related Party Debt	487,003	399,840	729,742
Net Cash Provided by (Used in) Financing Activities	487,003	399,840	729,742
Effect of exchange rate changes on cash and cash equivalents due to Venezuela hyperinflation	0
Effect of Exchange Rate on Cash and Cash Equivalents	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	0	0	0
Cash and Cash Equivalents, at Carrying Value	0	0	0
Payments of Debt Restructuring Costs			0
Payments for Repurchase of Common Stock			0
Seed Resources [Member]
Payments to Acquire Businesses, Net of Cash Acquired	0	0	(11,053)
Seed Resources [Member] | Parent [Member]
Payments to Acquire Businesses, Net of Cash Acquired			0
Proceeds from Sale of Property Held-for-sale			0
Seed Resources [Member] | Guarantor Subsidiaries [Member]
Payments to Acquire Businesses, Net of Cash Acquired			(11,053)
Proceeds from Sale of Property Held-for-sale			0
Seed Resources [Member] | Non-Guarantor Subsidiaries [Member]
Payments to Acquire Businesses, Net of Cash Acquired			0
Proceeds from Sale of Property Held-for-sale			6,997
Seed Resources [Member] | Consolidation, Eliminations [Member]
Payments to Acquire Businesses, Net of Cash Acquired			0
Proceeds from Sale of Property Held-for-sale			0
Black Flag [Member]
Payments to Acquire Businesses, Net of Cash Acquired	0	(43,750)	0
Black Flag [Member] | Parent [Member]
Payments to Acquire Businesses, Net of Cash Acquired		0
Black Flag [Member] | Guarantor Subsidiaries [Member]
Payments to Acquire Businesses, Net of Cash Acquired		(43,750)
Black Flag [Member] | Non-Guarantor Subsidiaries [Member]
Payments to Acquire Businesses, Net of Cash Acquired		0
Black Flag [Member] | Consolidation, Eliminations [Member]
Payments to Acquire Businesses, Net of Cash Acquired		0
Shaser, Inc. [Member]
Payments to Acquire Businesses, Net of Cash Acquired	(42,561)	0	0
Shaser, Inc. [Member] | Parent [Member]
Payments to Acquire Businesses, Net of Cash Acquired	0
Shaser, Inc. [Member] | Guarantor Subsidiaries [Member]
Payments to Acquire Businesses, Net of Cash Acquired	0
Shaser, Inc. [Member] | Non-Guarantor Subsidiaries [Member]
Payments to Acquire Businesses, Net of Cash Acquired	(42,561)
Shaser, Inc. [Member] | Consolidation, Eliminations [Member]
Payments to Acquire Businesses, Net of Cash Acquired	0
HHI Business [Member]
Payments to Acquire Businesses, Net of Cash Acquired	(1,351,008)	0	0
HHI Business [Member] | Parent [Member]
Payments to Acquire Businesses, Net of Cash Acquired	0
HHI Business [Member] | Guarantor Subsidiaries [Member]
Payments to Acquire Businesses, Net of Cash Acquired	(1,351,008)
HHI Business [Member] | Non-Guarantor Subsidiaries [Member]
Payments to Acquire Businesses, Net of Cash Acquired	0
HHI Business [Member] | Consolidation, Eliminations [Member]
Payments to Acquire Businesses, Net of Cash Acquired	0
Furminator [Member]
Payments to Acquire Businesses, Net of Cash Acquired	0	(139,390)	0
Furminator [Member] | Parent [Member]
Payments to Acquire Businesses, Net of Cash Acquired		0
Proceeds from Issuance of Unsecured Debt		300,000
Payment of Notes, Including Tender and Call Premium		(270,431)
Furminator [Member] | Guarantor Subsidiaries [Member]
Payments to Acquire Businesses, Net of Cash Acquired		(139,390)
Proceeds from Issuance of Unsecured Debt		0
Payment of Notes, Including Tender and Call Premium		0
Furminator [Member] | Non-Guarantor Subsidiaries [Member]
Payments to Acquire Businesses, Net of Cash Acquired		0
Proceeds from Issuance of Unsecured Debt		0
Payment of Notes, Including Tender and Call Premium		0
Furminator [Member] | Consolidation, Eliminations [Member]
Payments to Acquire Businesses, Net of Cash Acquired		0
Proceeds from Issuance of Unsecured Debt		0
Payment of Notes, Including Tender and Call Premium		0
Notes 6.375% due 2020 [Member]
Proceeds from Issuance of Unsecured Debt	520,000	0	0
Payments of Debt Issuance Costs	(12,906)
Notes 6.375% due 2020 [Member] | Parent [Member]
Proceeds from Issuance of Unsecured Debt	520,000
Notes 6.375% due 2020 [Member] | Guarantor Subsidiaries [Member]
Proceeds from Issuance of Unsecured Debt	0
Notes 6.375% due 2020 [Member] | Non-Guarantor Subsidiaries [Member]
Proceeds from Issuance of Unsecured Debt	0
Notes 6.375% due 2020 [Member] | Consolidation, Eliminations [Member]
Proceeds from Issuance of Unsecured Debt	0
Notes 6.625% due 2022 [Member]
Proceeds from Issuance of Unsecured Debt	570,000	0	0
Payments of Debt Issuance Costs	(14,127)
Notes 6.625% due 2022 [Member] | Parent [Member]
Proceeds from Issuance of Unsecured Debt	570,000
Repayments of Secured Debt	(1,061,307)
Notes 6.625% due 2022 [Member] | Guarantor Subsidiaries [Member]
Proceeds from Issuance of Unsecured Debt	0
Repayments of Secured Debt	0
Notes 6.625% due 2022 [Member] | Non-Guarantor Subsidiaries [Member]
Proceeds from Issuance of Unsecured Debt	0
Repayments of Secured Debt	0
Notes 6.625% due 2022 [Member] | Consolidation, Eliminations [Member]
Proceeds from Issuance of Unsecured Debt	0
Repayments of Secured Debt	$ 0